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                     PROSPECTUS SUPPLEMENT -- MAY 14, 2010*

Fund (prospectus date)                                                            Form #
RiverSource Strategic Income Allocation Fund (11/27/09)                           S-6287-99 E


Effective May 26, 2010, the description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation -- Investment Manager" is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Colin J. Lundgren, CFA, Portfolio Manager

- Managed the Fund since 2007.

- Senior Vice President and Head of Fixed Income.

- Joined the investment manager in 1986 and became manager of the Investment Statistical Group in 1989. He became a portfolio manager in 1995.

- Began investment career in 1989.

- BA, Lake Forest College.

Laura A. Ostrander, Portfolio Manager

- Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1996.

Brian Lavin, CFA, Portfolio Manager

- Managed the Fund since May 2010.

- Sector Manager on the high yield fixed income sector team.

- Joined RiverSource Investments in 1994 as a high yield analyst.

- Began investment career in 1986.

- MBA, University of Wisconsin -- Milwaukee.

Gene R. Tannuzzo, CFA, Portfolio Manager

- Managed the Fund since 2009.

- Sector Manager, multi-sector fixed income.

- Joined the investment manager in 2003 as an associate analyst in municipal bond research.

- Began investment career in 2003.

- BSB, University of Minnesota, Carlson School of Management.

The rest of this section remains the same.


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S-6287-4 A (5/10)
* Valid until next update.